UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 99.5%
AUSTRALIA 6.2%
ELECTRIC—REGULATED ELECTRIC 0.8%
Spark Infrastructure Group	1,123,275	$1,782,367

PIPELINES—C-CORP 0.9%
APA Group	307,193	2,074,569

TOLL ROADS 4.5%
Transurban Group	1,139,562	9,914,582
TOTAL AUSTRALIA		13,771,518

BRAZIL 0.9%
TOLL ROADS
CCR SA	510,638	1,992,477

CANADA 7.6%
PIPELINES—C-CORP 6.0%
Enbridge	124,233	4,836,358
TransCanada Corp.	213,615	8,398,215
		13,234,573
RAILWAYS 1.6%
Canadian National Railway Co.	29,571	1,847,917
Canadian Pacific Railway Ltd	12,853	1,707,631
		3,555,548
TOTAL CANADA		16,790,121

CHILE 0.5%
WATER
Aguas Andinas SA, Class A	1,859,023	1,060,079

CHINA 1.5%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)	1,874,000	2,526,899
Zhejiang Expressway Co., Ltd., Class H (HKD)	798,000	851,765
TOTAL CHINA		3,378,664

FRANCE 3.1%
AIRPORTS 0.5%
Aeroports de Paris	8,810	1,089,205

COMMUNICATIONS—SATELLITES 2.1%
Eutelsat Communications SA	145,242	4,692,039

	Number of Shares/Units	Value
RAILWAYS 0.5%
Groupe Eurotunnel SA	96,867	$1,085,716
TOTAL FRANCE		6,866,960

HONG KONG 1.7%
ELECTRIC—REGULATED ELECTRIC
Power Assets Holdings Ltd.	360,500	3,689,881

ITALY 5.6%
COMMUNICATIONS—TOWERS 1.3%
Ei Towers S.p.A.	37,258	2,076,550
RAI Way S.p.A., 144A(a)	136,412	732,653
		2,809,203
GAS DISTRIBUTION 3.1%
Snam S.p.A.	1,112,793	6,970,689

TOLL ROADS 1.2%
Atlantia S.p.A.	99,432	2,757,311
TOTAL ITALY		12,537,203

JAPAN 5.5%
ELECTRIC—INTEGRATED ELECTRIC 2.3%
Chugoku Electric Power Co. (The)	172,100	2,324,332
Electric Power Development Co., Ltd.	50,200	1,567,844
Tohoku Electric Power Co.	100,400	1,295,311
		5,187,487
GAS DISTRIBUTION 1.3%
Tokyo Gas Co., Ltd.	590,000	2,750,660

RAILWAYS 1.9%
Central Japan Railway Co.	11,900	2,104,665
West Japan Railway Co.	34,600	2,136,349
		4,241,014
TOTAL JAPAN		12,179,161

MEXICO 3.4%
AIRPORTS 1.0%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	25,323	2,246,403

TOLL ROADS 2.4%
OHL Mexico SAB de CV(b)	1,870,803	2,961,511

	Number of Shares/Units	Value
Promotora y Operadora de Infraestructura SAB de CV	180,166	$2,388,010
		5,349,521
TOTAL MEXICO		7,595,924

NEW ZEALAND 1.7%
AIRPORTS
Auckland International Airport Ltd.	841,419	3,739,617

SPAIN 3.8%
COMMUNICATIONS—TOWERS 0.9%
Cellnex Telecom SAU, 144A(a)	127,895	2,044,720

GAS DISTRIBUTION 1.2%
Enagas SA	85,234	2,561,932

TOLL ROADS 1.7%
Abertis Infraestructuras SA	121,942	2,005,050
Ferrovial SA	83,385	1,791,880
		3,796,930
TOTAL SPAIN		8,403,582

SWITZERLAND 2.1%
AIRPORTS
Flughafen Zuerich AG	5,223	4,676,827

UNITED KINGDOM 4.2%
ELECTRIC—REGULATED ELECTRIC 2.9%
National Grid PLC	450,580	6,388,617

WATER 1.3%
United Utilities Group PLC	223,044	2,956,801
TOTAL UNITED KINGDOM		9,345,418

UNITED STATES 51.7%
COMMUNICATIONS—TOWERS 7.2%
American Tower Corp.	74,032	7,578,656
Crown Castle International Corp.	98,560	8,525,440
		16,104,096
DIVERSIFIED 0.4%
Macquarie Infrastructure Co. LLC	12,286	828,568

ELECTRIC 29.4%
INTEGRATED ELECTRIC 8.6%
Dominion Resources	79,029	5,936,659
NextEra Energy	88,213	10,439,126

		Number of Shares/Units	Value
NextEra Energy Partners LP		39,864	$1,083,902
Pattern Energy Group		85,182	1,624,421
			19,084,108
REGULATED ELECTRIC 20.8%
Alliant Energy Corp.		85,736	6,368,470
CMS Energy Corp.		148,485	6,301,703
DTE Energy Co.		35,005	3,173,553
Duke Energy Corp.		29,724	2,398,132
Edison International		90,922	6,536,383
Eversource Energy		60,342	3,520,352
PG&E Corp.		129,868	7,755,717
WEC Energy Group		40,880	2,455,662
Westar Energy		34,646	1,718,788
Xcel Energy		141,330	5,910,421
			46,139,181
TOTAL ELECTRIC			65,223,289

GAS DISTRIBUTION 6.5%
Atmos Energy Corp.		75,354	5,595,788
NiSource		69,894	1,646,703
Sempra Energy		68,983	7,177,681
			14,420,172
PIPELINES 4.3%
PIPELINES—C-CORP 3.4%
Kinder Morgan		248,944	4,446,140
Spectra Energy Corp.		49,459	1,513,445
Williams Cos. (The)		101,823	1,636,296
			7,595,881
PIPELINES—MLP 0.9%
Enterprise Products Partners LP		77,953	1,919,203
TOTAL PIPELINES			9,515,084

RAILWAYS 2.8%
Norfolk Southern Corp.		11,817	983,765
Union Pacific Corp.		66,226	5,268,278
TOTAL RAILWAYS			6,252,043

WATER 1.1%
American Water Works Co.		36,969	2,548,273
TOTAL UNITED STATES			114,891,525

TOTAL INVESTMENTS (Identified cost—$187,364,946)	99.5%		220,918,957

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		1,065,404

NET ASSETS	100.0%		$221,984,361

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(b)    Non-income producing security.

Sector Summary	% of Net Assets
Electric	37.1
Toll Roads	12.2
Gas Distribution	12.1
Communications	11.5
Pipelines	11.2
Railways	6.8
Airports	5.3
Water	2.9
Other	0.5
Diversified	0.4
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $77,712,306 of securities transferred from Level 2 to Level 1, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$220,918,957	$220,918,957	$—	$—
Total Investments(a)	$220,918,957	$220,918,957	$—	$—

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$187,364,946
Gross unrealized appreciation	$40,294,846
Gross unrealized depreciation	(6,740,835)
Net unrealized appreciation	$33,554,011

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2016